Discontinued Operations - Summary of Net Earnings from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Discontinued Operations [Line Items]
Gain on disposal of investments in SQM and APC		$ 4,380
Share in earnings of SQM and APC	$ (66)	(40)
Net earnings from discontinued operations	$ 0	3,604
Discontinued operations [Member]
Disclosure of Discontinued Operations [Line Items]
Gain on disposal of investments in SQM and APC		4,399
Dividend income of SQM, APC and ICL		156
Income tax expense		(951)
Net earnings from discontinued operations		$ 3,604